Borrowings - Additional information (Details) $ / shares in Units, ¥ in Thousands, $ in Thousands				1 Months Ended					12 Months Ended
	Feb. 01, 2024 CNY (¥) shares	Feb. 01, 2024 USD ($) shares	Jan. 15, 2021 USD ($) shares	Dec. 31, 2024 CNY (¥) shares	Dec. 31, 2024 USD ($) shares	Nov. 30, 2024 CNY (¥) shares	Nov. 30, 2024 USD ($) shares	Nov. 30, 2020 USD ($) shares	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥) shares	Dec. 31, 2023 CNY (¥)	Dec. 31, 2025 USD ($)	Feb. 28, 2025 CNY (¥)	Feb. 28, 2025 USD ($)	Dec. 31, 2024 USD ($)	Feb. 29, 2024 CNY (¥)	Feb. 29, 2024 USD ($)	Dec. 31, 2023 USD ($)	Oct. 31, 2023 USD ($) $ / shares	Sep. 30, 2023 USD ($) $ / shares	Jan. 31, 2021 USD ($) $ / shares	Feb. 28, 2019 USD ($)
Borrowings
Short-term borrowings				¥ 5,729,561					¥ 4,691,910		¥ 5,729,561		$ 670,934
Sales and leaseback arrangement									1,024,395		157,001
Short-term investments pledged to secure short-term bank borrowings				0					0		0
Repayment of outstanding amount									2,712,421	$ 387,871	3,302,213	¥ 3,387,648
Derecognized treasury stock											(902,829)
Facility amount				73,772,832					77,756,566		73,772,832
Non-collateral based bank
Borrowings
Facility amount				15,441,290					7,752,160		15,441,290
Collateral-based bank
Borrowings
Facility amount				58,331,542					70,004,406		¥ 58,331,542
Treasury Shares
Borrowings
Repayment of outstanding amount	¥ 1,168,732
Settlement of capped call options and zero strike call options (in shares) | shares	13,404,825	13,404,825									13,404,825
Settlement of capped call options and zero strike call options	¥ 709,490										¥ (709,490)
Derecognized treasury stock											(2,214,029)
Additional Paid in Capital
Borrowings
Settlement of capped call options and zero strike call options											709,490
Derecognized treasury stock											1,311,200
Borrowings | Non-collateral based bank
Borrowings
Facility amount				7,104,500					2,480,000		7,104,500
Letters of Guarantee | Non-collateral based bank
Borrowings
Facility amount				2,537,005					690,000		2,537,005
Letters of Guarantee | Collateral-based bank
Borrowings
Facility amount				2,058,607					8,088,343		2,058,607
Banker's acceptance | Non-collateral based bank
Borrowings
Facility amount				330,000					237,000		330,000
Banker's acceptance | Collateral-based bank
Borrowings
Facility amount				16,658,660					24,447,520		16,658,660
Letter of Credit | Collateral-based bank
Borrowings
Facility amount									102,052
Short Term Borrowings At December 2023
Borrowings
Short-term borrowings				4,490,000							¥ 4,490,000
Short Term Borrowings At December 2023 | Minimum
Borrowings
Short-term debt, interest rate (as a percent)											2.10%
Short Term Borrowings At December 2023 | Maximum
Borrowings
Short-term debt, interest rate (as a percent)											2.60%
Short Term Borrowings At December 2024
Borrowings
Short-term borrowings									¥ 3,580,000
Short Term Borrowings At December 2024 | Minimum
Borrowings
Short-term debt, interest rate (as a percent)									2.20%	2.20%
Short Term Borrowings At December 2024 | Maximum
Borrowings
Short-term debt, interest rate (as a percent)									2.90%	2.90%
Convertible notes
Borrowings
Convertible senior notes | $																							$ 650,000
Additional convertible senior notes | $																							$ 100,000
Interest rate												0.50%							0.50%				4.50%
Aggregate principal amount converted | $								$ 7
Convertible notes | Class A Ordinary Shares
Borrowings
Shares issued upon conversion | shares								735
Convertible notes | American Depositary Shares
Borrowings
Conversion price | $ / shares																				$ 11.12	$ 11.12	$ 93.06
Convertible Notes 2024
Borrowings
Repayment of outstanding amount | $		$ 164,520
Convertible Senior Notes Due 2024
Borrowings
Convertible senior notes | $													578,902
Aggregate principal amount converted | $			$ 581,685
Shares issued upon conversion | shares			62,192,017
Conversion premium | $			$ 56,359										56,359
Convertible Senior Notes Due 2026
Borrowings
Convertible senior notes				6,534					¥ 6,409		¥ 6,534
Aggregate principal amount of notes | $																						$ 750,000
Portion of notes repurchased				1,801,685							1,801,685	¥ 1,317,106				$ 253,762	¥ 2,122,155	$ 298,689	$ 190,962
Convertible Senior Notes Due 2026 | American Depositary Shares
Borrowings
Percentage of principal amount of notes to be repurchased for repurchase price																						100.00%
Convertible Senior Notes Due 2027
Borrowings
Convertible senior notes				2,706,285					1,493		2,706,285
Aggregate principal amount of notes | $																						$ 750,000
Portion of notes repurchased				1,719,944							1,719,944			¥ 2,712,412	$ 378,312	$ 242,249
Aggregate principal amount converted | $					$ 127,090		$ 127,090
Current portion of convertible notes									2,706,285
Conversion rate principle amount | $					$ 1,000		$ 1,000
Convertible Senior Notes Due 2027 | Treasury Shares
Borrowings
Derecognized treasury stock				2,214,029		¥ 2,214,029
Convertible Senior Notes Due 2027 | Additional Paid in Capital
Borrowings
Derecognized treasury stock				¥ 1,311,200		¥ 1,311,200
Convertible Senior Notes Due 2027 | ASU 2020-06
Borrowings
Long-term borrowings | $													26,340
Convertible Senior Notes Due 2027 | American Depositary Shares
Borrowings
Shares issued upon conversion | shares				27,690,071	27,690,071	27,690,071	27,690,071
Convertible Senior Notes Due 2027 | Minimum | American Depositary Shares
Borrowings
Conversion rates				207	207	207	207
Convertible Senior Notes Due 2027 | Maximum | American Depositary Shares
Borrowings
Conversion rates				227.6	227.6	227.6	227.6
Capped Call Transactions and Zero-Strike Call Transactions
Borrowings
Shares issued upon conversion | shares			16,402,643
Interest expense, debt									1,849,600
Convertible Senior Notes, Due 2029
Borrowings
Aggregate principal amount of notes | $																					$ 575,000
Interest rate																					3.875%
Convertible Senior Notes, Due 2029 | American Depositary Shares
Borrowings
Percentage of principal amount of notes to be repurchased for repurchase price																					100.00%
Convertible Senior Notes, Due 2030
Borrowings
Aggregate principal amount of notes | $																				$ 575,000
Interest rate																				4.625%
Convertible Senior Notes, Due 2030 | American Depositary Shares
Borrowings
Percentage of principal amount of notes to be repurchased for repurchase price																				100.00%
Convertible Senior Notes Due 2029 and 2030 | ASU 2020-06
Borrowings
Convertible senior notes				¥ 8,160,462					¥ 7,996,217		¥ 8,160,462
Long-term borrowings | $													$ 17,855